Vanguard Asset Allocation Fund

Supplement to the Prospectus and Summary Prospectus Dated November 29, 2011

Reorganization of Vanguard Asset Allocation Fund into Vanguard Balanced Index Fund

The board of trustees of Vanguard Malvern Funds has approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Asset Allocation Fund, a series of the Trust, into Vanguard Balanced Index Fund, a series of Vanguard Valley Forge Funds. The Agreement requires approval by Asset Allocation Fund shareholders and will be submitted for their consideration at a meeting to be held on January 26, 2012. If shareholders approve the Agreement, and if certain conditions required by the Agreement are satisfied, the reorganization is expected to occur shortly thereafter.

Under the Agreement, shareholders of the Asset Allocation Fund will receive new Investor Shares or Admiral™ Shares, as appropriate, of the Balanced Index Fund in exchange for their shares of the Asset Allocation Fund, and the Asset Allocation Fund will cease operations. It is anticipated that the reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization.

Prior to the shareholder meeting, a combined proxy statement/prospectus will be issued to Asset Allocation Fund shareholders soliciting their approval of the reorganization. The proxy statement/prospectus will describe the reorganization, provide a description of the new Balanced Index Fund shares, and include a comparison of the Funds.

Closed to New Accounts

The Asset Allocation Fund is currently closed to new accounts and will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 78B 112011

Vanguard Asset Allocation Fund

Supplement to the Statement of Additional Information Dated November 29, 2011

Important Changes to Vanguard Asset Allocation Fund

Reorganization of Vanguard Asset Allocation Fund into Vanguard Balanced Index Fund

The board of trustees of Vanguard Malvern Funds has approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Asset Allocation Fund, a series of the Trust, into Vanguard Balanced Index Fund, a series of Vanguard Valley Forge Funds. The Agreement requires approval by Asset Allocation Fund shareholders and will be submitted for their consideration at a meeting to be held on January 26, 2012. If shareholders approve the Agreement, and if certain conditions required by the Agreement are satisfied, the reorganization is expected to occur shortly thereafter.

Under the Agreement, shareholders of the Asset Allocation Fund will receive new Investor Shares or Admiral™ Shares, as appropriate, of the Balanced Index Fund in exchange for their shares of the Asset Allocation Fund, and the Asset Allocation Fund will cease operations. It is anticipated that the reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization.

Prior to the shareholder meeting, a combined proxy statement/prospectus will be issued to Asset Allocation Fund shareholders soliciting their approval of the reorganization. The proxy statement/prospectus will describe the reorganization, provide a description of the new Balanced Index Fund shares, and include a comparison of the Funds.

Closed to New Accounts

The Asset Allocation Fund is currently closed to new accounts and will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 078B 112011